Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 363,210,000	$ 54,080,000	$ 72,690,000	$ 17,420,000	$ 2,540,000	$ 509,940,000
Aripuana [Member]
Total	10,000	6,390,000	5,030,000			11,430,000
Carajas [Member]
Total			10,000			10,000
Morro Agudo [Member]
Total			10,000			10,000
Roosevelt [Member]
Total			110,000			110,000
Tapajos [Member]
Total			50,000			50,000
Vazante [Member]
Total	160,000	3,880,000	350,000			4,390,000
Almacen [Member]
Total			10,000			10,000
Atacocha [Member]
Total	14,090,000	1,830,000	9,500,000	1,410,000		26,830,000
Canon Florida [Member]
Total			650,000			650,000
Cerro Lindo [Member]
Total	119,780,000	10,510,000	4,000,000	1,485,000	330,000	136,105,000
Chambara [Member]
Total			40,000			40,000
El Porvenir [Member]
Total	46,120,000	$ 4,430,000	10,370,000	5,540,000	$ 940,000	67,400,000
Hilarion [Member]
Total			850,000	$ 275,000		1,125,000
Huarangayoc [Member]
Total			150,000			150,000
Lancones [Member]
Total			110,000			110,000
Livias [Member]
Total			10,000			10,000
Los Perdidos [Member]
Total			30,000			30,000
Magistral [Member]
Total			1,500,000			1,500,000
Monica Lourdes [Member]
Total			650,000			650,000
Promise [Member]
Total			10,000			10,000
Pukaqaqa [Member]
Total			1,000,000			1,000,000
Punta Morada [Member]
Total			330,000			330,000
Rumi Cobre 1 [Member]
Total			10,000			10,000
Shalipayco [Member]
Total	$ 1,370,000					1,370,000
Sinaycocha [Member]
Total			1,220,000			1,220,000
Talabaya [Member]
Total			20,000			20,000
Vanessa [Member]
Total			$ 320,000			$ 320,000